FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Narrative) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [Abstract]
Accounts payable	$ 765,657	$ 366,946
Accrued liabilities	261,166	417,176
Employee retention allowance	162,957	177,284	$ 173,110
Lease obligation	$ 83,575	$ 79,989